DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SCHEDULE OF DEBT

The following table provides a breakdown of the Company’s debt as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Promissory note	$2,649,933	$2,913,788
Other debt	-	815
Total debt	$2,649,933	$2,914,603
Current portion of long-term debt	(552,001)	(536,542)
Long-term debt	$2,097,932	$2,378,061

The following table provides a breakdown of the Company’s debt as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Promissory note	$2,913,788	$-
Other debt	815	3,419
Total debt	$2,914,603	$3,419
Current portion of long-term debt	(536,542)	(2,604)
Long-term debt	$2,378,061	$-

Greens Natural Foods, Inc. [Member]
SCHEDULE OF DEBT MATURITIES
December 31,
2022	$27,517
2023	$28,638
2024	$29,805
2025	$23,148
$109,108